UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-04917

Morgan Stanley Mortgage Securities Trust
(Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York		10020
(Address of principal executive offices)		(Zip code)

Ronald E. Robison 1221 Avenue of the Americas, New York, New York 10020
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-762-4000

Date of fiscal year end:	October 31, 2007

Date of reporting period:	January 31, 2007

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments January 31, 2007 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON
THOUSANDS	DESCRIPTION AND MATURITY DATE	RATE	VALUE

	U.S. Government Agencies - Mortgage-Backed Securities (83.2%)
	Federal Home Loan Mortgage Corp. (4.1%)
$5,850	*	4.50%	$5,445,984
1,761	10/01/10 - 02/01/20	9.50	1,903,722
454	06/01/16 - 10/01/19	10.00	497,832
51	02/01/16 - 12/01/17	10.50	56,454
			7,903,992

	Federal Home Loan Mortgage Corp. PC Gold (9.5%)
3,378	10/01/18 - 06/01/20	5.00	3,306,588
6,244	06/01/21 - 08/01/21	5.50	6,214,165
660	06/01/29 - 09/01/33	6.50	674,453
2,150	*	6.50	2,186,281
4,650	04/01/20 - 08/01/32	7.50	4,837,331
1,137	02/01/23 - 07/01/31	8.00	1,195,275
			18,414,093

	Federal National Mortgage Assoc. (68.0%)
31,200	*	4.50	29,947,125
24,900	*	5.00	24,236,531
28,950	*	5.50	28,473,703
4,200	*	6.50	4,270,875
7,248	01/01/27 - 12/01/33	6.50	7,418,262
2,221	12/01/36 (ARM)	5.474	2,217,653
2,005	03/01/36 (ARM)	6.81	2,046,197
2,077	03/01/36 (ARM)	6.851	2,120,091
15,925	*	7.00	16,318,148
9,612	07/01/23 - 03/01/36	7.00	9,881,438
3,310	09/01/29 - 06/01/32	7.50	3,446,170
1,007	08/01/24 - 02/01/32	8.00	1,064,276
133	01/01/22 - 04/01/25	8.50	142,613
109	09/01/16 - 05/01/20	9.50	119,112
53	03/01/16 - 02/01/18	9.75	58,073
			131,760,267

	Government National Mortgage Assoc. (1.5%)
891	08/15/25 - 05/15/29	6.50	915,790
13	06/15/29 - 08/15/29	7.50	13,592
607	10/15/19 - 10/15/24	8.50	655,107
1,184	11/15/17 - 06/15/20	9.50	1,290,560
39	05/15/16 - 11/15/20	10.00	43,273
			2,918,322

	Government National Mortgage Assoc. II (0.1%)
231	05/20/30	8.00	243,424

	Total U.S. Government Agencies - Mortgage-Backed Securities
	(Cost $161,995,714)		161,240,098

	U.S. Government Obligations (2.0%)
	U.S. Treasury Bond (a)
1,770	08/15/27	6.375		2,076,709
	U.S. Treasury Strip (a)
4,560	02/15/27	0.00		1,678,541

	Total U.S. Government Obligations
	(Cost $3,977,524)			3,755,250

	Collateralized Mortgage Obligations (27.3%)
	U.S. Government Agencies (2.9%)
	Federal National Mortgage Assoc.
121	Grantor Trust 2004-T5 A13 05/28/35	5.62	†	121,174
1,654	Whole Loan 2005-W2 A1 05/25/35	5.52	†	1,661,070
64	2004-70 DF 10/25/34	6.52	†	64,735
1,179	1996-46 FC 12/25/23	6.543	†	1,207,149
935	2006-118 A2 12/25/36	5.38	†	934,434
16,195	2006-28 1P 03/25/36 (IO)	1.273	†	374,508
3,606	2005-68 XI 08/25/35 (IO)	6.00		1,281,952

	Total U.S. Government Agencies			5,645,022

	Private Issues (24.4%)
	American Home Mortgage Investment Trust
288	2004-1 1A 04/25/44	5.67	†	288,578
	Banc of America Funding Corp.
1,011	2005-F 1A2 09/20/35	5.67	†	1,015,003
	Bear Stearns Mortgage Funding Trust
1,000	2006 AR5 1A1 12/25/36	5.48	†	1,000,048
1,500	2006 AR4 A1 12/25/36	5.53	†	1,499,839
1,473	2006-AR1 1A1 07/25/36	5.65	†	1,473,288
	Countrywide Alternative Loan Trust
4,800	2005-81 X1 02/25/37 (IO)	1.597	†	260,259
6,269	2006-OA1 2X 03/20/46 (IO)	2.252	†	292,988
1,067	2006-OA2 A2A 05/20/46	5.47	†	1,068,827
9,525	2006-OA19 XP 02/20/47 (IO)	2.103	†	487,519
725	2005-51 2A2A 11/20/35	5.61	†	726,544
762	2005-51 1A2A 11/20/35	5.61	†	763,798
767	2005-59 1A2B 11/20/35	5.58	†	768,789
1,109	2006-OA1 1A2 03/20/46	5.62	†	1,109,702
12,082	2006-OA17 1XP 12/20/46 (IO)	2.325	†	627,126
223	2005-44 2A2A 10/25/35	5.60	†	222,770
726	2005-44 1A2A 10/25/35	5.61	†	727,248
	Countrywide Home Loans
13,705	2004-25 2X 02/25/35 (IO)	1.224	†	297,649
1,161	2006-OA4 A2 04/25/46	5.59	†	1,164,301
	DSLA Mortgage Loan Trust
1,405	2006-AR2 2A1A 11/19/37	5.52	†	1,407,987
1,145	2005-AR4 2A1C 08/19/45	5.62	†	1,150,709
745	2004-AR1 A2A 09/19/44	5.73	†	747,787

	Greenpoint Mortgage Funding Trust
13,897	2005-AR1 X1 06/25/45 (IO)	1.789	†	386,490
4,788	2005-AR3 X1 08/25/45 (IO)	1.895	†	145,130
13,882	2005-AR2 X1 06/25/45 (IO)	1.886	†	429,492
10,682	2005-AR4 X4 10/25/45 (IO)	1.798	†	328,794
1,368	2006-AR2 3A2 03/25/36	5.64	†	1,369,330
	Harborview Mortgage Loan Trust
0	2006-5 PO2 07/19/47 (PO)	0.00		39
3	2006-1 PO1 03/19/37 (PO)	0.00		2,151
5,411	2005-3 X2 06/19/35 (IO)	0.97	†	126,813
6,486	2006-1 X1 03/19/37 (IO)	1.627	†	295,902
5,673	2005-2 X 05/19/35 (IO)	1.262	†	136,498
10,236	2005-16 X3 01/19/36 (IO)	1.579	†	265,503
3,713	2005-16 X1 01/19/36 (IO)	1.847	†	104,421
1,376	2006-1O 2A1A 11/19/36	5.50	†	1,376,134
13,929	2006-5 X2 07/19/47 (IO)	1.686	†	517,981
1,592	2006-7 2A1A 10/19/37	5.52	†	1,593,444
997	2006-14 2A1A 03/19/38	5.47	†	997,381
1,114	2005-5 2A1B 07/19/45	5.61	†	1,117,750
	Indymac Indx Mortgage Loan Trust
13,726	2005-AR12 AX2 07/25/35 (IO)	0.904	†	437,513
867	2005-AR12 2A1B 07/25/35	5.60	†	871,912
	Luminent Mortgage Trust
1,326	2006-4 A1B 5/25/46	5.55	†	1,330,183
1,375	2006-6 A1 10/25/46	5.52	†	1,377,830
1,095	2006-1 A1 04/25/36	5.56	†	1,098,642
1,085	2006-2 A1B 02/25/46	5.60	†	1,086,656
	Mortgageit Trust
1,397	2006-1 2A1B 04/25/36	5.60	†	1,402,695
	Residential Accredit Loans, Inc.
1,192	2006-QH1 A1 12/25/36	5.51	†	1,193,011
1,340	2006-QO6 A2 06/25/46	5.55	†	1,338,821
476	2006-QO1 1A1 02/25/46	5.58	†	480,334
538	2006-QO1 2A1 02/25/46	5.59	†	537,971
	Structured Asset Mortgage Investments, Inc.
1,213	2006-AR2 A2 02/25/36	5.63	†	1,218,180
1,475	2006-AR8 A1A 10/25/36	5.52	†	1,478,695
1,743	2006-AR3 11A2 04/25/36	5.59	†	1,750,136
	WAMU Mortgage Pass-Through Certificates
1,223	2006-AR2 A1A 04/25/46	5.81	†	1,229,478
5,396	2004-AR10 X 07/25/44 (IO)	1.156	†	96,108
3,142	2004-AR8 X 06/25/44 (IO)	1.189	†	56,948
7,741	2004-AR12 X 10/25/44 (IO)	1.014	†	137,887
515	2005-AR19 A1B1 12/25/45	5.57	†	516,032
545	2005-AR17 A1B1 12/25/45	5.57	†	546,256
638	2005-AR15 A1B1 11/25/45	5.57	†	640,140
687	2005-AR13 A1B1 10/25/45	5.58	†	688,990
811	2005-AR6 2AB3 04/25/45	5.59	†	814,562
665	2005-AR8 2AB3 07/25/45	5.68	†	668,258

	Total Private Issues			47,291,250

	Total Collateralized Mortgage Obligations
	(Cost $53,679,228)			52,936,272

NUMBER OF
CONTRACTS
	Put Options Purchased (0.0%)
2,212	90 day Euro $June/2007 @ 94.25		27,650
326	90 day Euro $June/2007 @ 94.50		16,300
66	90 day Euro $Sept/2007 @ 94.75		26,400
	Total Put Options Purchased
	(Cost $678,460)		70,350

PRINCIPAL
AMOUNT IN
THOUSANDS
	Short-Term Investments (46.9%)
	U.S. Government Agencies & Obligation (b) (34.7%)
$38,300	Federal Home Loan Banks
	02/02/07 - 04/25/07	5.135 - 5.147	38,171,335
19,200	Federal Home Loan Mortgage Corp.
	02/13/07 - 02/21/07	5.14 - 5.15	19,155,992
9,500	Federal National Mortgage Corp.
	02/15/07	5.145	9,480,992
500	U.S. Treasury Bill ‡
	07/12/07	4.915	489,010
	Total U.S. Government Agencies & Obligation
	(Cost $67,298,613)		67,297,329

	Securities Purchased from Securities Lending Collateral (2.0%)
3,883	The Bank of New York Institutional Cash Reserve Fund
	(Cost $3,882,573)		3,882,573

	Repurchase Agreement (10.2%)
19,704	Joint repurchase agreement account due 02/01/07
	(dated 01/31/07 proceeds $19,706,879) (c)
	(Cost $19,704,000)	5.26	19,704,000

	Total Short-Term Investments
	(Cost $90,885,186)		90,883,902

	Total Investments
	(Cost $311,216,112) (d)(e)	159.4%	308,885,872

	Liabilities in Excess of Other Assets	(59.4)	(115,056,994)

	Net Assets	100.0%	$193,828,878

PC	Participation Certificate.
PO	Principal only security.
IO	Interest only security.
ARM	Adjustable Rate Mortgage. Interest rate in effect as of January 31, 2007.
†	Floating rate security, rate shown is the rate in effect at January 31, 2007.
‡	A portion of this security has been physically segregated in connection with open futures contracts in an amount equal to $73,925.
*	Security purchased on a forward commitment basis with an approximate principal amount and no definite maturity date; the actual principal amount and maturity date will be determined upon settlement.
(a)

As of January 31, 2007 all or a portion of this security with a total value of $3,755,250 was on loan and secured by collateral of $3,882,573 which was received as cash and subsequently invested in the Bank of New York Institutional Cash Reserve Fund as reported in the portfolio of investments.

(b)	Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(c)	Collateralized by federal agency and U.S. Treasury obligations.
(d)	Securities have been designated as collateral in an amount equal to $179,227,971 in connection with securities purchased on a forward commitment basis and open futures contracts.
(e)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.
The aggregate gross unrealized appreciation is $1,164,536 and the aggregate gross unrealized depreciation is $3,494,776, resulting in net unrealized depreciation of $2,330,240.

Futures Contracts Open at January 31, 2007:

				UNREALIZED
NUMBER OF		DESCRIPTION/DELIVERY	UNDERLYING FACE	APPRECIATION
CONTRACTS	LONG/SHORT	MONTH AND YEAR	AMOUNT AT VALUE	(DEPRECIATION)

212	Long	U.S. Treasury Notes 10 Year, March 2007	$22,631,000	$(326,496)
104	Long	U.S. Treasury Notes 5 Year, March 2007	10,871,250	(124,286)
52	Long	U.S. Treasury Bonds 30 Year, March 2007	5,726,500	(106,659)
136	Short	U.S. Treasury Notes 2 Year, March 2007	(27,688,751)	149,909

		Net Unrealized Depreciation		$(407,532)

Item 2. Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Mortgage Securities Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
March 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
March 22, 2007

/s/ Francis Smith
Francis Smith
Principal Financial Officer
March 22, 2007